DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING
14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING
Foreign Currency Hedging The Company uses forward contracts to mitigate its foreign currency exchange rate exposure due to forecasted sales of finished goods and future settlement of foreign currency denominated assets and liabilities. Derivatives used to hedge forecasted transactions and specific cash flows associated with foreign currency denominated financial assets and liabilities that meet the criteria for hedge accounting are designated as cash flow hedges. The effective portion of gain and losses is deferred as a component of accumulated other comprehensive income and is recognized in earnings at the time the hedged item affects earnings, in the same line item as the underlying hedged item. The contracts are scheduled to mature within two years. For the three and nine months ended September 30, 2018 and September 30, 2017, the amounts reclassified into income were not material.
Other Activities The Company enters into certain derivative contracts in accordance with its risk management strategy that do not meet the criteria for hedge accounting but which have the impact of largely mitigating foreign currency exposure. These foreign exchange contracts are accounted for on a full mark to market basis through earnings, with gains and losses recorded as a component of other expense, net. The net unrealized gain related to these contracts was $4.7 million for the three months ended September 30, 2018. These contracts are scheduled to mature within one year.
The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedges discussed in the above sections as of September 30, 2018.

In millions	Designated	Non-Designated	Total
Gross notional amount	$787.0	$796.0	$1,583.0

Fair Value:
Other current assets	$—	$4.7	$4.7
Other current liabilities	(6.0)	—	(6.0)
Total	$(6.0)	$4.7	$(1.3)
The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedges discussed in the above sections as of December 31, 2017.

In millions	Designated	Non-Designated	Total
Gross notional amount	$805.1	$379.7	$1,184.8

Fair Value:
Other current assets	$3.5	$2.1	$5.6
Other current liabilities	—	—	—
Total	$3.5	$2.1	$5.6
Interest Rate Hedging The Company uses interest rate swaps to manage interest rate exposures. The Company is exposed to interest rate volatility with regard to existing floating rate debt. Primary exposure includes the London Interbank Offered Rates (LIBOR). Derivatives used to hedge risk associated with changes in the fair value of certain variable-rate debt are primarily designated as fair value hedges. Consequently, changes in the fair value of these derivatives, along with changes in the fair value of debt obligations are recognized in current period earnings. Refer to footnote 15 for further information on interest rate swaps.
As of September 30, 2018, the Company has recorded a current liability of $0.1 million and an accumulated other comprehensive loss of $0.1 million, net of tax, related to these agreements.

17. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING

Foreign Currency Hedging The Company uses forward contracts to mitigate its foreign currency exchange rate exposure due to forecasted sales of finished goods and future settlement of foreign currency denominated assets and liabilities.  Derivatives used to hedge forecasted transactions and specific cash flows associated with foreign currency denominated financial assets and liabilities that meet the criteria for hedge accounting are designated as cash flow hedges.  The effective portion of gains and losses is deferred as a component of accumulated other comprehensive income and is recognized in earnings at the time the hedged item affects earnings, in the same line item as the underlying hedged item.  The contracts are scheduled to mature within two years.  For the twelve months ended December 31, 2017, the amount reclassified into income was $0.4 million.

Other Activities The Company enters into certain derivative contracts in accordance with its risk management strategy that do not meet the criteria for hedge accounting but which have the impact of largely mitigating foreign currency exposure.    These foreign exchange contracts are accounted for on a full mark to market basis through earnings, with gains and losses recorded as a component of other expense, net.  The net unrealized gain related to these contracts was $2.1 million for the twelve months ended December 31, 2017.  The notional amount and fair value of foreign exchange contracts that did not meet the criteria for hedge accounting at December 31, 2017 was not material.  These contracts are scheduled to mature within one year.

The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedged discussed in the above sections:

In millions	Designated	Non-Designated	Total
Gross notional amount	$805.1	$379.7	$1,184.8

Fair Value:
Other current assets	3.5	2.1	5.6
Other current liabilities	—	—	—
Total	$3.5	$2.1	$5.6

Interest Rate Hedging The Company uses interest rate swaps to manage interest rate exposures.  The Company is exposed to interest rate volatility with regard to existing floating rate debt.  Primary exposure includes the London Interbank Offered Rates (LIBOR).  Derivatives used to hedge risk associated with changes in the fair value of certain variable-rate debt are primarily designated as fair value hedges.  Consequently, changes in the fair value of these derivatives, along with changes in the fair value of debt obligations are recognized in current period earnings.  See long-term debt footnote fair value measurement footnote for further information on current interest rate swaps.

As of December 31, 2017, the Company has recorded a current liability of $1.2 million and an accumulated other comprehensive loss of $0.7 million, net of tax, related to these agreements.